Share-based payments - MIP I, assumptions (Details) - MIP I		12 Months Ended
	Dec. 24, 2012 MXN ($) Y	Dec. 31, 2017 MXN ($) EquityInstruments	Dec. 31, 2016 MXN ($) EquityInstruments
Share-based payments
Dividend yield (%)	0.00%
Volatility (%)	37.00%
Risk-free interest rate (%)	5.96%
Expected life of share options (years) | Y	8.8
Exercise price of shares	$ 5.31
Exercise multiple	1.1
Fair value of the stock at grant date	$ 1.73
Shares exercised | EquityInstruments		120,000	3,299,999
Series A shares
Share-based payments
Shares exercised | EquityInstruments		120,000	3,299,999
Amount paid to Management Trust corresponding to exercised shares		$ 638,000	$ 17,536,000